Other Non-current Assets	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Non-current Assets
13.
Other Non-current Assets

Other non-current assets consisted of the following:

	As of December 31,
	2023	2024
	(in US$ thousands)
Prepayment in relation to headquarters project	$—	$12,025
Long-term VAT recoverable	853	2,737
Prepayment for long-term investment	1,871	1,844
Long-term interest receivables	7,284	1,411
Long-term deposit	695	693
Equipment in-transit	23	58
Others	181	188
Other non-current assets	$10,907	$18,956